Leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Information related to lease payments and lease liabilities

Information related to lease payments and lease

liabilities
(in USD million) 2023 2022
Lease liabilities at 1 January 3,667 3,562
New leases, including remeasurements and cancellations 1,379 1,644
Gross lease payments (1,590) (1,484)
Lease interest 138 95
Lease repayments

(1,451) (1,451) (1,389) (1,389)
Foreign currency translation effects (25) (149)

Lease liabilities at 31 December 3,570 3,667
Current lease liabilities 1,279 1,258
Non-current lease liabilities 2,291 2,409

Non-current lease liabilities maturity profile

Non-current lease liabilities maturity profile
At 31 December
(in USD million) 2023 2022
Year 2 and 3 1,342 1,360
Year 4 and 5 470 483
After 5 years 478 566
Total repayment of non-current lease liabilities 2,291 2,409

Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Information related to lease payments and lease liabilities

Information related to lease payments and lease

liabilities
(in USD million) 2023 2022
Lease liabilities at 1 January 3,667 3,562
New leases, including remeasurements and cancellations 1,379 1,644
Gross lease payments (1,590) (1,484)
Lease interest 138 95
Lease repayments

(1,451) (1,451) (1,389) (1,389)
Foreign currency translation effects (25) (149)

Lease liabilities at 31 December 3,570 3,667
Current lease liabilities 1,279 1,258
Non-current lease liabilities 2,291 2,409